OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Components of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before Tax
Total other comprehensive income (loss), before tax	$ 1,241	$ (283)	$ 1,214
Tax Effect
Total other comprehensive income (loss), tax effect	(155)	79	(151)
Net of Tax
Total other comprehensive income (loss), net of tax	1,086	(204)	1,063
URA(D) of securities
Before Tax
OCI before reclassification, before tax	876	(167)	843
Reclassification from AOCI, before tax	142	(18)	285
Tax Effect
OCI before reclassification, tax effect	(136)	70	(101)
Reclassification from AOCI, tax effect	(28)	6	(41)
Net of Tax
OCI before reclassifications, net of tax	740	(97)	743
Reclassification from AOCI, net of tax	114	(12)	244
Total other comprehensive income (loss), net of tax	854	(109)
Foreign Currency Translation Adjustment
Before Tax
OCI before reclassification, before tax	236	(139)	64
Tax Effect
OCI before reclassification, tax effect	6	11	(5)
Net of Tax
OCI before reclassifications, net of tax	242	(128)	59
Total other comprehensive income (loss), net of tax	242	(128)
Benefit plan net gain (loss)
Before Tax
OCI before reclassification, before tax	(12)	43	19
Reclassification from AOCI, before tax	(2)	(2)	2
Tax Effect
OCI before reclassification, tax effect	2	(9)	(4)
Reclassification from AOCI, tax effect	0	0	0
Net of Tax
OCI before reclassifications, net of tax	(9)	34	15
Reclassification from AOCI, net of tax	(1)	(1)	$ 2
Total other comprehensive income (loss), net of tax	$ (10)	$ 33